Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Summary of Restructuring Costs
The following table summarizes restructuring costs by type that have been incurred.

	Three Months Ended March 31, 2023	Inception to Date	Estimated Remaining Costs	Estimated Total Cost
Employer Solutions
Severance and Related Benefits	$1	$1	$15	$16
Other Restructuring Costs (1)	19	19	80	99

Total Employer Solutions	$20	$20	$95	$115
Professional Services
Severance and Related Benefits	$—	$—	$5	$5
Other Restructuring Costs (1)	—	—	4	4

Total Professional Services	$—	$—	$9	$9

Corporate
Severance and Related Benefits	$5	$5	$8	$13
Other Restructuring Costs (1)	1	1	2	3

Total Corporate	$6	$6	$10	$16

Total Restructuring Costs	$26	$26	$114	$140

(1)
Other restructuring costs associated with the Transformation Program primarily include data center exit costs, third party fees associated with the restructuring, and costs associated with transitioning existing technology and processes.

The following table summarizes restructuring costs by type that have been incurred through December 31, 2022:

	Successor		Predecessor
	Year Ended December 31, 2022	Six months ended December 31, 2021	Six months ended June 30, 2021	Total Spend From Inception
Employer Solutions
Severance and Related Benefits	$11	$1	$6	$57
Other Restructuring Costs (1)	41	3	2	86

Total Employer Solutions	$52	$4	$8	$143
Professional Services
Severance and Related Benefits	$2	$—	$1	$10
Other Restructuring Costs (1)	9	1	—	15

Total Professional Services	$11	$1	$1	$25

Total Restructuring Costs	$63	$5	$9	$168

(1)	Other costs associated with the Plan primarily include consulting and legal fees and lease consolidation.

Schedule of Accrued Restructuring Liability
As of March 31, 2023, approximately $12 million of the Company’s total restructuring liability is unpaid and is recorded in Accounts payable and accrued liabilities on the Condensed Consolidated Balance Sheets.

	Severance and Related Benefits	Estimated Remaining Costs	Total
Accrued restructuring liability as of December 31, 2022	$—	$—	$—
Restructuring charges	6	20	26
Cash payments	(1)	(16)	(17)

Accrued restructuring liability as of March 31, 2023	$5	$4	$9

The following table summarizes the changes in the accrual balance:

	Severance and Related Benefits	Estimated Remaining Costs	Total
Accrued restructuring liability as of December 31, 2022	$4	$4	$8
Cash payments	(1)	(4)	(5)

Accrued restructuring liability as of March 31, 2023	$3	$—	$3

As of December 31, 2022, approximately $8 million of the restructuring liability is unpaid and is recorded in Accounts payable and accrued liabilities on the Consolidated Balance Sheets.

	Severance and Related Benefits	Other Restructuring Costs	Total
Accrued restructuring liability as of December 31, 2021	$4	$—	$4
Restructuring charges	13	50	63
Cash payments	(13)	(53)	(66)
Non-cash charges (1)	—	7	7

Accrued restructuring liability as of December 31, 2022	$4	$4	$8

(1)	Non-cash charges relate to lease consolidation.